Share-Based Compensation (Details) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Number of Shares Outstanding	0	55,000	55,000
Number of Shares Granted	55,000	5,000	0
Number of Shares Exercised	0	0	0
Number of Shares Cancelled	0	0	0
Number of Shares Outstanding	55,000	60,000	55,000
Number of Shares Exercisable at December 31, 2012		43,900
Weighted Average Exercise Price Per Share Outstanding, Beginning (in dollars per share)	$ 0	$ 0.001	$ 0.001
Weighted Average Exercise Price per Share Granted (in dollars per share)	$ 0.001	$ 0.001	$ 0
Weighted Average Exercise Price per Share Exercised (in dollars per share)	$ 0	$ 0	$ 0
Weighted Average Exercise Price per Share Canceled (in dollars per share)	$ 0	$ 0	$ 0
Weighted Average Exercise Price Per Share Outstanding, Ending (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Weighted Average Exercise Price per Share Exercisable at December 31, 2012 (in dollars per share)		$ 0.001
Weighted Average Remaining Contractual Term (in Years) Outstanding	6 years 5 months 16 days	4 years 5 months 9 days	5 years 5 months 16 days
Weighted Average Remaining Contractual Term (in years) Granted		5 years
Weighted Average Remaining Contractual Term (in Years) Exercisable at December 31, 2012		4 years 5 months 9 days
Aggregate Intrinsic Value Outstanding	$ 530,679	$ 595,140	$ 534,001
Aggregate Intrinsic Value Granted	0	48,246	0
Aggregate Intrinsic Value Exercisable at December 31, 2012		$ 435,444